Flight Equipment Spare Parts	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Flight Equipment Spare Parts
28	FLIGHT EQUIPMENT SPARE PARTS

	2018	2017
	RMB million	RMB million
Flight equipment spare parts	2,778	2,716
Less: provision for spare parts	(828)	(531)
	1,950	2,185

Movements in the Group’s provision for impairment of flight equipment spare parts were as follows:

	2018	2017
	RMB million	RMB million
At January 1	531	465
Accrual (note 8)	301	112
Amount written off in relation to disposal of spare parts	(4)	(1)
Disposal of a subsidiary	—	(45)

At December 31	838	531